Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	CEA
Entity Registrant Name	CHINA EASTERN AIRLINES CORP LTD
Entity Central Index Key	0001030475
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
A Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	9,808,485,682
H Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,659,100,000